Consolidated Statement of Changes in Equity - CAD ($)	Total	Share capital [Member]	Share-based payment reserve [Member]	Subscriptions received [Member]	Deficit [Member]
Beginning Balance at Dec. 31, 2015	$ 223,816	$ 48,642,413	$ 6,153,639		$ (54,572,236)
Beginning Balance (Shares) at Dec. 31, 2015		9,037,349
Statement [Line Items]
Private placement	250,000	$ 250,000
Private placement (Shares)		12,500,000
Share issuance costs	(4,616)	$ (4,616)
Stock-based compensation	42,831		42,831
Comprehensive loss for the year	(224,112)				(224,112)
Ending Balance at Dec. 31, 2016	287,919	$ 48,887,797	6,196,470		(54,796,348)
Ending Balance (Shares) at Dec. 31, 2016		21,537,349
Statement [Line Items]
Private placement	4,727,500	$ 4,664,233	36,267	$ 27,000
Private placement (Shares)		18,146,666
Cash finders fees	(230,473)	$ (230,473)
Cash brokers warrants		(152,305)	152,305
Other fees	(26,594)	(26,594)
Exercise of warrants	63,000	$ 63,000
Exercise of warrants (Shares)		855,000
Exercise of options	12,500	$ 12,500
Exercise of options (Shares)		125,000
Stock-based compensation	360,493		360,493
Comprehensive loss for the year	(683,299)				(683,299)
Ending Balance at Dec. 31, 2017	$ 4,511,046	$ 53,218,158	$ 6,745,535	$ 27,000	$ (55,479,647)
Ending Balance (Shares) at Dec. 31, 2017		40,664,015